Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Pacific International Drilling West Africa Limited	Dec. 31, 2013 Pacific International Drilling West Africa Limited Derotech Offshore Services Limited	Mar. 30, 2011 Transocean Pacific Drilling Inc Predecessor	Dec. 31, 2007 Transocean Pacific Drilling Inc Predecessor
Accounting Policies [Line Items]
Percentage of ownership in joint venture				90.00%	10.00%
Fees incurred under marketing and logistics agreement	$ 9.4	$ 7.0	$ 3.1
Allowances for excess or obsolete materials and supplies	1.1	0
Long-lived asset impairments	0	0	0
Foreign exchange gains and (losses)	$ (2.1)	$ 2.4	$ 1.4
Percentage of ownership interest						50.00%	50.00%